As filed with the Securities and Exchange Commission on August 12, 2005.

FILE NO. 333-49128

811-5301

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 6    ☒

AND/OR

REGISTRATION STATEMENT

UNDER THE

INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 78    ☒

(CHECK APPROPRIATE BOX OR BOXES)

VARIABLE ACCOUNT I

(Exact Name of Registrant)

AIG LIFE INSURANCE COMPANY

(Name of Depositor)

ONE ALICO PLAZA

600 KING STREET

WILMINGTON, DE 19801

(Address of Depositor’s Principal Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code: (713) 831-3150

LAUREN W. JONES, ESQ.

AIG LIFE INSURANCE COMPANY

2929 ALLEN PARKWAY

HOUSTON, TEXAS 77019

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on pursuant to paragraph (a) of Rule 485

VARIABLE ACCOUNT I

Cross Reference Sheet

Incorporated by reference to Form N-4, Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment 72 under the Investment Company Act of 1940, File Nos. 333-49128 and 811-05301, filed May 2, 2005, Accession No. 0001193125-05-092377.

PART B - STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to Form N-4, Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment 72 under the Investment Company Act of 1940, File Nos. 333-49128 and 811-05301, filed May 2, 2005, Accession No. 0001193125-05-092377.

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

SUPPLEMENT TO THE PROSPECTUSES DATED MAY 2, 2005:

AIG LIFE INSURANCE COMPANY

VARIABLE ACCOUNT 1

AllianceBernstein Ovation Variable Annuity (O-3212-PRO)

AllianceBernstein Ovation Advisor Variable Annuity (O-3212-PRA)

The date of the prospectus and Statement of Additional Information (“SAI”) and all references in the prospectus to the Statement of Additional Information are hereby changed to August 12, 2005.

The following replaces the LEGAL PROCEEDINGS section of the prospectus:

LEGAL PROCEEDINGS

There are no pending legal proceedings that affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management’s opinion, these matters are not material in relation to the financial position of the Company with the exception of the matter disclosed below.

On May 31, 2005, AIG filed its Annual Report on Form 10-K for the year ended December 31, 2004, which included a restatement of its previously reported financial information for the years 2000-2003 and the adjustment of its previously announced results in 2004.

Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company’s ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. (“AIG”) as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York’s Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in issuing or distributing AIG Life Insurance Company variable annuities. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG Life Insurance Company (the “Depositor”) is an indirect wholly-owned subsidiary of AIG. Neither the Depositor nor its respective officers and directors have been named in the complaint, nor does the complaint seek any penalties against them.

In the Depositor’s view, the matters alleged in the lawsuit are not material in relation to the financial position of the Depositor or to its ability to provide its respective services in connection with the variable annuities. However, due to a provision in the law governing the operation of these types of investment companies, if the lawsuit results in an injunction being entered against AIG, then the Depositor will need to obtain permission from the Securities and Exchange Commission to continue to service the variable annuities. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

The following new sub-section is added to the OTHER INFORMATION section of the prospectus:

FINANCIAL STATEMENTS

AIG Support Agreement

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

Where You Can Find More Information

The SEC allows us to “incorporate by reference” some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus, and later information that AIG files with the SEC will automatically update and supersede information that is incorporated earlier, as well as the information included directly in this prospectus.

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management’s assessment of the effectiveness of internal control over financial reporting (which is included in Management’s Report on Internal Control Over Financial Reporting) of AIG included in AIG’s Annual Report on Form 10-K for the year ended December 31, 2004, File No. 001-08787, in reliance on the report (which contains an explanatory paragraph relating to AIG’s restatement of its 2003 and 2002 consolidated financial statements and an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. All consolidated annual financial statements of AIG (including notes and financial statement schedules thereto) and management’s assessments of the effectiveness of internal control over financial reporting included in any documents or reports filed by AIG under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934 after the effective date of this prospectus are also incorporated by reference.

The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC’s website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

Washington, District of Columbia

100 F. Street, N.E., Room 1580

Washington, DC 20549

Chicago, Illinois

175 W. Jackson Boulevard

Chicago, IL 60604

New York, New York

3 World Financial, Room 4300

New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company’s Annuity Service Center, as follows:

Annuity Service Center

Delaware Valley Financial Services

P.O. Box 3031

Berwyn, PA 19312-0031

Telephone Number: (800) 255-8402

Dated: August 12, 2005

Please keep this Supplement with your Prospectus.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a) Financial Statements

The following financial statements are incorporated herein by reference to this Registration Statement:

Audited consolidated financial statements of AIG Life Insurance Company at December 31, 2004 and 2003 (restated), and for the three years ended December 31, 2004 and the audited financial statements of Variable Annuity Account 1 at December 31, 2004 and for the two years ended December 31, 2004 are incorporated by reference to Form N-4, Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment 72 under the Investment Company Act of 1940, File Nos. 333-49128 and 811-05301, filed May 2, 2005, Accession No. 0001193125-05-092377.

(b) Exhibits

(1)	Certificate of Resolution for AIG Life Insurance Company dated June 5, 1986, authorizing the issuance and sale of variable and fixed annuity contracts*

(2)	Not Applicable.

(3)	(a) Principal Underwriter’s Agreement between AIG Life Insurance Company and American International Fund Distributors dated August 1, 1988*

(b) Broker/Dealer Agreement between AIG Life Insurance Company and American International Fund Distributors dated August 1, 1988*

(c) Selling Agreement between AIG Life Insurance Company, American International Life Assurance Company of New York, and AIG Equity Sales Corporation dated October 1998*

(d) Distribution Agreement between AIG Life Insurance Company, American International Life Assurance Company of New York, and Alliance Fund Distributors dated June 11, 1991*

(e) Form of Buy Sell Agreement between AIG Life Insurance Company and Alliance Global Investor Services, Inc. dated February, 2002 +++++

(4)	(a) Form of Individual Variable Annuity Single Purchase Payment Policy (45648 - 4/87)*

(b) Form of Individual Variable Annuity Policy (11VAN0896)*

(c) Form of Group Variable Annuity Policy (11VAN0896GP)*

(d) Form of Variable Annuity Certificate of Coverage (16VAN0896)*

(e) Form of Group Variable Annuity Policy (11GVAN999) and Certificate (16GVAN999)****

(f) Form of Individual Variable Annuity Policy (11NLVAN100)**

(g) Form of Group Immediate Variable Annuity Contract +++

(h) Single Premium Immediate Variable Annuity Certificate +++

(i) Certificate Schedule and annuity options +++

(j) Form of Group Variable Annuity Policy (16GNSVAN0800) ++++

(5)	(a) Form of variable annuity application (14VAN897)*

(b) Form of Flexible Variable Annuity application (56778 11/96)*

(c) Form of Single Variable Annuity application (52970 11/96)*

(d) Form of Group Variable Annuity application (56451 11/96)*

(6)	(a) By-Laws of AIG Life Insurance Company, restated as of April 27, 2005. ###

(b) Certificate of Incorporation of AIG Life Insurance Company dated December 31, 1991*

(c) Restated Certificate of Incorporation of AIG Life Insurance Company dated December 31, 1991*

(d) Certificate of Amendment of Certificate of Incorporation of AIG Life Insurance Company, dated December 3, 2001.*****

(7)	Not Applicable.

(8)	Delaware Valley Financial Services, LLC. Administrative Agreement, appointing Delaware Valley Financial Services, LLC. by AIG Life Insurance Company and American International Life Assurance Company of New York, dated October 1, 1986*

(9)	Opinion of Counsel.##

(10)	(a) Not Applicable.

(b) Consent of Independent Registered Public Accounting Firm (Filed Herewith).

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Form of Schedule for Performance Computations +

(14)	Diagram and listing of all persons directly or indirectly controlled by or under common owner control with AIG Life Insurance Company, the Depositor of Registrant.#

(15) Powers of Attorney (Filed Herewith)

(16)	(a) General Guarantee Agreement between AIG Life Insurance Company and National Union Fire Insurance Company of Pittsburgh, Pa. ###

(b) AIG Support Agreement between AIG Life Insurance Company and American International Group, Inc. ###

*	Incorporated by reference to Post-Effective Amendment No. 12 and Amendment No. 29 to File Nos. 033-39171 and 811-5301, filed October 27, 1998, Accession No. 0000803401-98-000036.
**	Incorporated by reference to Initial Registration Statement to File Nos. 333-31972 and 811-5301, filed March 8, 2000, Accession No. 0000820627-00-000008.
***	Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 45 to File Nos. 333-36260 and 811-5301, filed December 28, 2001, Accession No. 0001005477-01-502405.
****	Incorporated by reference to File Nos. 333-93709 and 811-5301, filed December 28, 1999, Accession No. 0000820627-99-000033.
*****	Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 2 to File Nos.: 333-34199 and 811-04867, filed April 25, 2003, Accession No.: 0001193125-03-002056.
+	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No. 35 to File Nos. 333-63730 and 811-4865, filed October 29,2001, Accession No. 0001005477-01-501649.
++	Incorporated by reference to Post-Effective Amendment No. 15 and Amendment No. 33 to File Nos. 033-39171 and 811-5301, filed April 28, 2000, Accession No. 0000820627-00-000015.
+++	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 37 to File Nos. 333-36260 and 811-5301, filed November 8, 2000, Accession No. 0001005477-00-007631.
++++	Incorporated by reference to Pre-Effective Amendment No. 1 to File Nos. 333-49128 and 811-5301, filed November 27, 2000, Accession No. 0001005477-00-008185.
+++++	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 46 to File Nos. 333-36260 and 811-5301, filed February 13, 2002, Accession No. 0000891092-02-000184.
#	Incorporated by reference to Form 10-K, Exhibit 21 filed by American International Group, parent of Registrant for the year ended December 31, 2003, SEC file number 001-08787, Accession number 0000950123-04-003302, filed March 15, 2004.
##	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No. 39 to File Nos. 333-49128 and 811-5301, filed February 13, 2001, Accession No. 0001005477-01-000870.
###	Incorporated by reference to Form N-4, Post-Effective Amendment No. 11 under the Securities Act of 1933 and Amendment 73 under the Investment Company Act of 1940, File Nos. 333-36260 and 811-05301, filed August 12, 2005, Accession No. 0001193125-05-166651.

Item 25. Directors and Officers of the Depositor

The officers and directors of AIG Life Insurance Company are listed below. Their principal business address is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAME	POSITION
Rodney O. Martin Jr.	Director, Chairman of the Board of Directors, President and Chief Executive Officer
M. Bernard Aidinoff (5)	Director
David J. Dietz (4)	Chairman
David L. Herzog	Director
Richard A. Hollar	Director, President and Chief Executive Officer
Royce G. Imhoff II	Director and President
Richard J. Miller	Director, President and Chief Executive Officer
Ernest T. Patrikis (1)	Director
Gary D. Reddick	Director, Chief Administrative Officer and Executive Vice President
Christopher J. Swift	Director, Chief Financial Officer and Executive Vice President
James W. Weakley	Director
Wayne A. Barnard	Senior Vice President
Robert M. Beuerlein	Senior Vice President
Robert M. Goldbloom (2)	Senior Vice President
Robert Frank Herbert Jr.	Senior Vice President, Treasurer and Comptroller
Kyle L. Jennings	Senior Vice President
Arshad Hasan Qureshi (3)	Senior Vice President
Elizabeth Margaret Tuck (1)	Secretary

(1)	Business Address is 70 Pine Street, New York, New York 10270.
(2)	Business Address is 80 Pine Street, New York, New York 10005.
(3)	Business Address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19901.
(4)	Business Address is 830 Third Avenue, New York, New York 10022.
(5)	Business Address is 125 Broad Street, New York, New York 10004.

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

The Registrant is a separate account of AIG Life Insurance Company (Depositor). Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). AIG Life Insurance Company, a Delaware corporation, is owned 78.9% by American International Group, Inc. The remaining 21.1% is owned by Commerce & Industry Insurance Company, a New York corporation. An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08767, accession number 0000950123-05-006884, filed May 31, 2005.

Item 27. Number of Contractowners

As of August 8, 2005, the number of AllianceBernstein Ovation Advisor contracts funded by Variable Account I was 4,854 of which 1,451 were qualified contracts and 3,403 were non-qualified contracts.

Item 28. Indemnification

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgement in the company’s favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney’s fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney’s fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or (3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or (4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard or conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by these By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of these By-Laws.

Item 29. Principal Underwriter

(a) AIG Equity Sales Corp., the principal underwriter for Variable Account I, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of American International Life Assurance Company of New York, an affiliated company.

(b) The following information is provided for each director and officer of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter
Walter R. Josiah	Director and President
Kevin Clowe	Director and Vice President
Ronald A. Latz	Director and Vice President
Peter C. Adamczyk	Director
Ernest T. Patrikis	Director
Helen Stefanis	Director
Brian G. Dooley	Financial Operations Principal
Elizabeth M. Tuck	Secretary

*	Business address is 70 Pine Street, New York, New York 10270.

(c)

Name of Principal Underwriter	Underwriting Discounts and Commission	Net Compensation on Redemption	Brokerage Commissions	Compensation
AIG Equity Sales Corp.	$0	$0	$0	$0

Item 30. Location of Accounts and Records.

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 2929 Allen Parkway, Houston, Texas 77019 or its recordkeeper, Delaware Valley Financial Services LLC, P.O. Box 3031, Berwyn, PA 19312-0031, which provides certain servicing for the Depositor.

Item 31. Management Services.

Not applicable.

Item 32. Undertakings

Registrant undertakes to: 1. file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; 2. include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and 3. deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88). The Registrant has complied with conditions one through four on the no-action letter.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

POWERS OF ATTORNEY

Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account I of AIG Life Insurance Company, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 12th day of August, 2005.

VARIABLE ACCOUNT I of AIG LIFE INSURANCE COMPANY (Registrant)

By:	AIG LIFE INSURANCE COMPANY
(on Behalf of the Registrant and itself)

BY:	/s/ Robert F. Herbert, Jr.
Robert F. Herbert, Jr.
Senior Vice President

[SEAL]

ATTEST:	/s/ Lauren W. Jones
Lauren W. Jones
Assistant Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been signed in the capacity and on the dates indicated by the following persons:

Signature	Title	Date
/s/ Rodney O. Martin, Jr.	Director, Chairman, President and Chief Executive Officer	August 12, 2005
Rodney O. Martin, Jr.

/s/ Christopher J. Swift	Director and Chief Financial Officer	August 12, 2005
Christopher J. Swift

/s/ M. Bernard Aidinoff	Director	August 12, 2005
M. Bernard Aidinoff

/s/ David J. Dietz	Director	August 12, 2005
David J. Dietz

/s/ David L. Herzog	Director	August 12, 2005
David L. Herzog

/s/ Richard A. Hollar	Director	August 12, 2005
Richard A. Hollar

/s/ Royce G. Imhoff, II	Director	August 12, 2005
Royce G. Imhoff, II

/s/ Richard J. Miller	Director	August 12, 2005
Richard J. Miller

/s/ Ernest T. Patrikis	Director	August 12, 2005
Ernest T. Patrikis

/s/ Gary D. Reddick	Director	August 12, 2005
Gary D. Reddick

/s/ James W. Weakley	Director	August 12, 2005
James W. Weakley

INDEX TO EXHIBITS

Exhibit
(10)	(b)	Consent of Independent Registered Public Accounting Firm

(15)		Powers of Attorney (See Signatures Pages)